Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	BlackRock Series Fund, Inc.
Central Index Key	0000319108
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 05, 2012
Prospectus Date	May 01, 2012